Long-Term Debt (Boyd Senior and Senior Subordinated Notes Narrative) (Details)			12 Months Ended
	May 22, 2015 USD ($)	Jun. 08, 2012	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 06, 2016	Mar. 28, 2016 USD ($)	May 21, 2015 USD ($)	Nov. 10, 2010
For the year ending December 31,
Interest			$ 19,858,000	$ 33,407,000
Premium and Consent Fees Paid			0	(15,750,000)	$ (24,246,000)
Payments of Debt Issuance Costs			$ 3,430,000	42,220,000	14,004,000
Subsidiaries, Ownership Percentage			80.00%
Gain Loss on Early Retirements of Debt			$ (1,582,000)	(42,364,000)	(40,733,000)
Boyd
For the year ending December 31,
Outstanding principal			3,121,558,000	3,283,129,000
Premium and Consent Fees Paid				(15,750,000)	(24,246,000)
Payments of Debt Issuance Costs			3,430,000	(42,220,000)	14,004,000
Subsidiaries, Ownership Percentage									100.00%
Gain Loss on Early Retirements of Debt			$ (1,582,000)	$ (28,356,000)	$ (30,829,000)
Boyd | Senior Notes | 9.125% Senior Notes Due 2018
For the year ending December 31,
Debt instrument, stated interest rate									9.125%
Boyd | Senior Notes | Senior Notes Due 2020 [Member]
For the year ending December 31,
Debt instrument, stated interest rate		9.00%				9.00%
Debt instrument, redemption price, percentage		104.50%
Boyd | Senior Notes | Senior Notes Due 2023 [Member]
For the year ending December 31,
Face amount								$ 750,000,000
Debt instrument, stated interest rate			6.875%	6.875%				6.875%	6.875%
Payments of Debt Issuance Costs	$ 14,000,000
Subsidiaries, Ownership Percentage								100.00%
Conditional repurchase price, % of principal								101.00%
Boyd | Senior Notes | Senior Notes Due 2023 [Member] | Prior to May 15, 2018 [Member]
For the year ending December 31,
Debt instrument, redemption price, percentage	100.00%
Boyd | Senior Notes | Senior Notes Due 2023 [Member] | After May 15, 2018 and Prior to 2021 [Member]
For the year ending December 31,
Debt instrument, redemption price, percentage	105.156%
Boyd | Senior Notes | Senior Notes Due 2026 [Member]
For the year ending December 31,
Face amount							$ 750,000,000
Debt instrument, stated interest rate			6.375%	6.375%			6.375%	6.375%
Deferred finance costs							$ 13,000,000.0
Subsidiaries, Ownership Percentage								100.00%
Conditional repurchase price, % of principal							101.00%
Boyd | Senior Notes | Senior Notes Due 2026 [Member] | Prior to April 1, 2021 [Member]
For the year ending December 31,
Debt instrument, redemption price, percentage	100.00%
Boyd | Senior Notes | Senior Notes Due 2026 [Member] | After April 15, 2021 and Prior to 2024 [Member]
For the year ending December 31,
Conditional repurchase price, % of principal							103.188%
Boyd | Senior Notes | Senior Notes Due 2026 [Member] | Prior to April 15, 2024 [Member]
For the year ending December 31,
Conditional repurchase price, % of principal							100.00%
Boyd | Senior Secured Notes
For the year ending December 31,
Minimum required coverage ratio			2.0